Restricted net assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Receivables [Abstract]
General reserve percentage	10.00%
Registered capital percentage	50.00%
Net assets	$ 712	$ 265